UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21725

Tortoise Energy Capital Corporation
(Exact name of registrant as specified in charter)

10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Address of principal executive offices) (Zip code)

David J. Schulte
10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2007

Item 1. Schedule of Investments.
(Unaudited)
	August 31, 2007
Common Stock - 0.5% (1)	Shares	Value

Shipping - 0.5% (1)
Republic of the Marshall Islands - 0.5% (1)
Capital Product Partners L.P. (Cost $1,949,513)	90,675	$2,626,855

Master Limited Partnerships and Related Companies - 183.3% (1)

Crude/Refined Products Pipelines - 92.7% (1)
United States - 92.7% (1)
Buckeye Partners, L.P.	357,191	17,520,219
Enbridge Energy Partners, L.P.	860,700	43,887,093
Enbridge Energy Partners, L.P. (2) (3)	291,420	14,413,612
Global Partners LP	142,857	4,562,853
Holly Energy Partners, L.P.	49,215	2,240,267
Kinder Morgan Management, LLC (3)	1,901,709	91,548,271
Magellan Midstream Partners, L.P.	1,005,929	43,254,947
NuStar Energy L.P.	732,609	45,590,258
NuStar GP Holdings, LLC	278,110	9,094,197
Plains All American Pipeline, L.P. (4)	1,839,718	105,875,771
SemGroup Energy Partners, L.P.	106,350	3,194,754
Spectra Energy Partners, LP	231,715	6,138,130
Sunoco Logistics Partners L.P.	863,960	46,360,094
TEPPCO Partners, L.P.	755,898	30,349,305
TransMontaigne Partners L.P.	166,800	5,422,668
		469,452,439

Natural Gas/Natural Gas Liquids Pipelines - 45.6% (1)
United States - 45.6% (1)
Boardwalk Pipeline Partners, LP	864,900	28,714,680
Energy Transfer Equity, L.P. (2)	547,246	19,306,839
Energy Transfer Partners, L.P.	731,060	38,044,362
Enterprise GP Holdings L.P. (2)	214,764	7,984,925
Enterprise Products Partners L.P.	2,822,696	83,297,759
ONEOK Partners, L.P.	290,750	18,605,092
TC PipeLines, LP	947,654	35,214,823
		231,168,480

Natural Gas Gathering/Processing - 38.1% (1)
United States - 38.1% (1)
Copano Energy, L.L.C.	904,602	35,270,432
Crosstex Energy, L.P. (5)	1,269,913	44,954,920
Crosstex Energy, L.P. (2) (5) (6)	581,301	16,131,103
DCP Midstream Partners, LP	323,250	14,627,062
Duncan Energy Partners L.P.	340,030	8,153,919
Exterran Partners, L.P.	66,000	2,266,440
Exterran Partners, L.P. (2)	172,662	5,765,184
Hiland Partners, LP	2,200	110,022
MarkWest Energy Partners, L.P.	1,105,195	35,106,097
Regency Energy Partners LP	285,447	9,134,304
Targa Resources Partners LP	86,700	2,601,000
Williams Partners L.P.	416,539	18,573,474
		192,693,957

Shipping - 2.9% (1)
Republic of the Marshall Islands - 0.8% (1)
Teekay LNG Partners L.P.	111,000	3,881,670
United States - 2.1% (1)
K-Sea Transportation Partners L.P.	280,910	10,935,826
		14,817,496

Propane Distribution - 4.0% (1)
United States - 4.0% (1)
Inergy, L.P.	623,468	20,306,353
Total Master Limited Partnerships and Related Companies (Cost $686,107,110)		928,438,725

Short-Term Investment - 0.0% (1)
United States Investment Company - 0.0% (1)
First American Government Obligations Fund - Class Y, 5.03% (7)
(Cost $161,509)	161,509	161,509

Total Investments - 183.8% (1) (Cost $688,218,132)		931,227,089

Auction Rate Senior Notes - (37.5%) (1)		(190,000,000)

Interest Rate Swap Contracts - (0.2%) (1)
$290,000,000 notional - Unrealized Depreciation, Net		(990,456)

Liabilities in Excess of Cash and Other Assets - (24.4%) (1)		(123,638,573)

Preferred Shares at Redemption Value - (21.7%) (1)		(110,000,000)

Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$506,598,060

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) Fair valued securities represent a total market value of $63,601,663 which represents 12.6% of net assets. These securities are deemed to be restricted.
(3) Security distributions are paid-in-kind.
(4) All or a portion of the security is segregated as collateral for the unrealized depreciation of interest rate swap contracts.
(5) Affiliated investment; the Company owns 5% or more of the outstanding voting securities of the issuer.
(6) Non-income producing.
(7) Rate indicated is the 7-day effective yield as of August 31, 2007.

Certain of the Company’s investments are restricted and are valued as determined in accordance with procedures established by the Board of Directors.  The table below shows the number of units held, acquisition date, acquisition cost, value per unit and percent of net assets which the securities comprise at August 31, 2007.

Investment Security		Number of Units	Acquisition Date	Acquisition Cost	Value Per Unit	Value as Percent of Net Assets
Crosstex Energy, L.P.	Series D Subordinated Units	581,301	3/23/07	$ 15,000,007	$ 27.75	3.2%
Enbridge Energy Partners, L.P.	Class C Common Units	291,420	4/02/07	15,000,000	49.46	2.9
Energy Transfer Equity, L.P.	Common Units	547,246	11/27/06	15,000,013	35.28	3.8
Enterprise GP Holdings L.P.	Common Units	214,764	7/17/07	7,999,959	37.18	1.6
Exterran Partners, L.P.	Common Units	172,662	7/09/07	6,000,005	33.39	1.1
				$ 58,999,984		12.6%

The carrying value per unit of unrestricted common units of Crosstex Energy, L.P. (into which the restricted subordinated units are convertible) was $34.65 on March 23, 2007, the date of the purchase agreement and date an enforceable right to acquire the restricted Crosstex Energy, L.P. units was obtained by the Company.  The carrying value per unit of unrestricted common units of Enbridge Energy Partners, L.P. (into which the restricted Class C common units are convertible) was $56.39 on April 2, 2007, the date of the purchase agreement and date an enforceable right to acquire the restricted Enbridge Energy Partners, L.P. units was obtained by the Company.  The carrying value per unit of unrestricted common units of Enterprise GP Holdings, L.P. was $41.57 on July 17, 2007, the date of the purchase agreement and date an enforceable right to acquire the restricted Enterprise GP Holdings L.P. units was obtained by the Company.  The carrying value per unit of unrestricted common units of Exterran Partners, L.P. was $39.44 on July 9, 2007, the date of the purchase agreement and date an enforceable right to acquire the restricted Exterran Partners, L.P. units was obtained by the Company.

Investments representing 5 percent or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the Investment Company Act of 1940. The aggregate market value of the affiliate securities held by the Company as of August 31, 2007 amounted to $61,086,023, representing 12.1 percent of net assets applicable to common stockholders.  A summary of affiliated transactions for each company which is or was an affiliate at August 31, 2007 or during the period from December 1, 2006 through August 31, 2007, is as follows:

	Share Balance 11/30/06	Gross Additions	Gross Reductions	Realized Gain (Loss)	Gross Distributions Received	August 31, 2007
						Share Balance	Value
Crosstex Energy, L.P.	1,269,913	$ -	$ -	$ -	$2,146,153	1,269,913	$44,954,920
Crosstex Energy, L.P.-Series D Subordinated Units	-	15,000,007	-	-	-	581,301	16,131,103
		$15,000,007	$ -	$ -	$2,146,153		$61,086,023

As of August 31, 2007, the aggregate cost of securities for federal income tax purposes was $651,313,278.  At August 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $280,622,598, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $708,787 and the net unrealized appreciation was $279,913,811.

Item 2. Controls and Procedures.

(a)
The registrant’s President and Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Energy Capital Corporation

Date: October 29, 2007	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise Energy Capital Corporation

Date: October 29, 2007	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Date: October 29, 2007	By:	/s/ Terry Matlack
Terry Matlack
Chief Financial Officer